Fair Value of Financial Assets and Liabilities - Financial Assets and Liabilities Not Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Financial assets:
Cash and deposits with banks	¥ 62,471,453	¥ 57,763,441	¥ 54,696,069
Call loans and bills bought:
Reverse repurchase agreements and cash collateral on securities borrowed	13,745,996	10,345,994
Investment securities:
Debt instruments at amortized cost	320,771	318,914
Loans and advances	94,671,818	90,682,938
Other financial assets	4,229,678	3,609,129
Call money and bills sold:
Bills sold
Repurchase agreements and cash collateral on securities lent	15,455,782	12,887,249
Borrowings	17,121,362	12,167,858
Debt securities in issue	10,985,048	11,171,209
Other financial liabilities	7,150,251	5,596,513
Carrying value [member]
Financial assets:
Cash and deposits with banks	62,471,453	57,763,441
Call loans and bills bought:
Call loans	879,948	2,459,098
Bills bought	18,308	6,647
Reverse repurchase agreements and cash collateral on securities borrowed	13,745,996	10,345,994
Investment securities:
Debt instruments at amortized cost	320,771	318,914
Loans and advances	94,671,818	90,682,938
Other financial assets	4,229,678	3,609,129
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	95,849,958	89,969,579
Other deposits	42,581,460	44,435,073
Call money and bills sold:
Call money	3,740,540	1,307,779
Repurchase agreements and cash collateral on securities lent	15,455,782	12,887,249
Borrowings	16,735,474	12,167,858
Debt securities in issue	10,985,048	11,171,209
Other financial liabilities	7,149,714	5,596,513
Not carried at fair value [member]
Financial assets:
Cash and deposits with banks	62,471,434	57,766,549
Call loans and bills bought:
Call loans	879,631	2,459,774
Bills bought	18,349	6,645
Reverse repurchase agreements and cash collateral on securities borrowed	13,745,707	10,345,889
Investment securities:
Debt instruments at amortized cost	321,057	319,871
Loans and advances	97,428,956	93,451,467
Other financial assets	4,227,027	3,606,414
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	95,851,474	89,970,579
Other deposits	42,594,532	44,435,139
Call money and bills sold:
Call money	3,740,628	1,307,710
Repurchase agreements and cash collateral on securities lent	15,455,782	12,887,249
Borrowings	16,825,055	12,268,394
Debt securities in issue	10,777,289	11,304,119
Other financial liabilities	7,149,704	5,596,506
Not carried at fair value [member] | Level 1 [member]
Financial assets:
Cash and deposits with banks	61,203,541	56,716,529
Investment securities:
Debt instruments at amortized cost	282,520	281,136
Not carried at fair value [member] | Level 2 [member]
Financial assets:
Cash and deposits with banks	1,267,893	1,050,020
Call loans and bills bought:
Call loans	879,631	2,459,774
Bills bought	18,349	6,645
Reverse repurchase agreements and cash collateral on securities borrowed	13,745,707	10,345,889
Investment securities:
Debt instruments at amortized cost	38,537	38,735
Loans and advances	356,570	290,997
Other financial assets	4,174,646	3,551,947
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	95,851,474	89,970,579
Other deposits	42,339,787	44,141,535
Call money and bills sold:
Call money	3,740,628	1,307,710
Repurchase agreements and cash collateral on securities lent	15,455,782	12,887,249
Borrowings	16,797,789	12,231,762
Debt securities in issue	10,395,526	10,763,489
Other financial liabilities	7,107,189	5,553,389
Not carried at fair value [member] | Level 3 [member]
Investment securities:
Loans and advances	97,072,386	93,160,470
Other financial assets	52,381	54,467
Deposits:
Other deposits	254,745	293,604
Call money and bills sold:
Borrowings	27,266	36,632
Debt securities in issue	381,763	540,630
Other financial liabilities	¥ 42,515	¥ 43,117